NON-CONTROLLING INTERESTS - Summary of Preferred Equity (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of preference shares [Line Items]
Distributions or dividends declared	$ (378)	$ (452)	$ (662)	$ (778)
Non-controlling interests	11,258		$ 11,258		$ 12,722
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			5,450
Cumulative dividend rate (%)			3.36%
Earliest permitted redemption date			Apr 2020
Distributions or dividends declared			$ 2	2
Non-controlling interests	100		$ 100		105
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			4,510
Cumulative dividend rate (%)			2.85%
Earliest permitted redemption date			Apr 2020
Distributions or dividends declared			$ 2	2
Non-controlling interests	82		$ 82		86
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			9,960
Cumulative dividend rate (%)			4.40%
Earliest permitted redemption date			Jul 2019
Distributions or dividends declared			$ 4	4
Non-controlling interests	183		$ 183		192
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			4,110
Cumulative dividend rate (%)			5.00%
Earliest permitted redemption date			Apr 2018
Distributions or dividends declared			$ 2	2
Non-controlling interests	76		$ 76		79
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			7,000
Cumulative dividend rate (%)			5.00%
Earliest permitted redemption date			Jul 2018
Distributions or dividends declared			$ 3	3
Non-controlling interests	130		$ 130		135
Class A Preference Shares
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			31,030
Distributions or dividends declared			$ 13	$ 13
Non-controlling interests	$ 571		$ 571		$ 597